INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS
Schedule of the Company's intangible assets

	December 31,
	2014	2015
	RMB’000	RMB’000	US$’000

Purchased software, net	5,563	10,321	1,593
Addition	6,202	7,016	1,083
Disposal	(275)	—	—
Less: amortization	(1,169)	(3,254)	(502)
Reclassified to assets held for sale (Note 10)	—	(3,185)	(492)

	10,321	10,898	1,682

Schedule of estimated annual amortization expense for each of the five succeeding fiscal years
	Amortization
	RMB’000	US$’000
For the years ending December 31,
2016	3,084	476
2017	3,084	476
2018	1,793	277
2019	1,177	182
2020	766	118